Summary by Level of Fair Value of Financial Instruments Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Liabilities:
Contingent earnout arrangements		$ 4,400
Fair Value, Inputs, Level 3
Liabilities:
Contingent earnout arrangements	$ 6,421	7,429
Fair Value, Measurements, Recurring
Assets:
Foreign currency forward contracts		121
Liabilities:
Foreign currency forward contracts	139
Contingent earnout arrangements	4,397	5,405
Net put option	2,024	2,024
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Assets:
Foreign currency forward contracts		121
Liabilities:
Foreign currency forward contracts	139
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Liabilities:
Contingent earnout arrangements	4,397	5,405
Net put option	$ 2,024	$ 2,024